CURRENT AND LONG-TERM RECEIVABLES - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts, Notes, Loans and Financing Receivable [Line Items]
Sale of current customer receivables	$ 221	$ 241	$ 1,590	$ 1,624	$ 1,304
Gas Power business
Accounts, Notes, Loans and Financing Receivable [Line Items]
Sale of current customer receivables		$ 77	$ 82